Financial risk management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Summary of Financial Instruments Held by the Company

As of December 31, 2017, 2018 and 2019, financial instruments held by the Company are comprised of the following:

	December 31, 2017		December 31, 2018		December 31, 2019
Financial assets
Cash and cash equivalents	Ps.	7,730,143	Ps.	6,151,457	Ps.	7,500,193
Trade accounts receivables		997,370		1,395,362		1,479,410
Derivative financial instruments		106,815		136,457		4,686
Financial liabilities at amortized cost
Short and long-term debt securities	Ps.	9,000,000	Ps.	9,000,000	Ps.	12,000,000
Current and long-term bank loans		4,252,258		4,535,863		4,437,043
Accounts payable		1,075,996		1,181,049		1,215,264
Derivative financial instruments		-		-		265,979
Liabilities for assets in lease		-		48,199		37,192

Summary of Exposure to Credit Risk and Expected Credit Losses for Accounts Receivable

The following table presents information on the exposure to credit risk and expected credit losses for accounts receivable from customers as of December 31, 2019.

Balance of the trade account receivables as of December 31, 2019	Weighted average loss rate	Current balance of the Trade account		Amount of credit loss		Credit impairment
Current (not past due)	0.70%	Ps.	1,261,238	Ps.	8,867	No
1 to 30 days past due	5.97%		133,533		7,978	No
31 to 60 days past due	13.69%		91,640		12,546	No
61 to 90 days past due	18.72%		30,832		5,773	No
More than 90 days past due	37.50%		24		9	Yes
Legal	100.0%		13,165		13,165	Yes
		Ps.	1,530,432	Ps.	48,338

Summary of Company's Contractual Maturities for its Financial Liabilities, Including the Interest to be Paid

The following is a table with a summary of the Company’s contractual maturities for its financial liabilities, including the interest to be paid, as of December 31, 2017, 2018 and 2019:

	December 31, 2017
	Weighted average of effective interest rate	Less than 1 month		From 1 to 3 months		From 3 months to 1 year		From 1 year to 5 years		More than 5 years		Total
Long-term debt securities (fixed rate)		Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	1,500,000	Ps.	1,500,000
Long-term debt securities (variable rate)			—		—		—		7,500,000		—		7,500,000
Fixed rate loans			694		1,403		6,548		26,725		225,908		261,278
Variable rate bank loans			—		73,021		59,688		3,858,271		—		3,990,980
Fixed rate interest	7.92%		232		54,138		55,470		432,382		268,450		810,672
Variable rate interest	5.83%		54,308		124,786		520,229		1,656,383		—		2,355,706
Trade accounts payable and other payables	N/A		200,056		623,318		—		—		—		823,374
AMP	N/A		—		—		252,622		—		—		252,622
		Ps.	255,290	Ps.	876,666	Ps.	894,557	Ps.	13,473,761	Ps.	1,994,358	Ps.	17,494,632

	December 31, 2018
	Weighted average of effective interest rate	Less than 1 month		From 1 to 3 months		From 3 months to 1 year		From 1 year to 5 years		More than 5 years		Total
Long-term debt securities (fixed rate)		Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	1,500,000	Ps.	1,500,000
Long-term debt securities (variable rate)			—		—		—		7,500,000		—		7,500,000
Fixed rate loans			—		—		—		—		225,307		225,307
Variable rate bank loans			—		—		—		4,200,331		110,225		4,310,556
Fixed rate interest	7.92%		2,664		56,198		79,990		555,088		391,014		1,084,954
Variable rate interest	6.91%		64,301		127,822		618,198		1,352,594		3,031		2,165,946
Trade accounts payable and other payables	N/A		188,659		694,015		—		—		—		882,674
Liabilities for assets in lease	N/A		1,235		2,594		10,684		33,689		—		48,199
AMP	N/A		—		—		298,376		—		—		298,376
		Ps.	256,859	Ps.	880,628	Ps.	1,007,245	Ps.	13,641,702	Ps.	2,229,577	Ps.	18,016,011

	December 31, 2019
	Weighted average of effective interest rate	Less than 1 month		From 1 to 3 months		From 3 months to 1 year		From 1 year to 5 years		More than 5 years		Total
Long-term debt securities (fixed rate)		Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	1,500,000	Ps	1,500,000
Long-term debt securities (variable rate)			—		2,200,000		—		8,300,000		—		10,500,000
Fixed rate loans			—		—		—		—		215,718		215,718
Variable rate bank loans			—		—		124,379		4,096,946		—		4,221,325
Fixed rate interest	7.92%		2,551		7,425		129,976		538,534		305,422		983,907
Variable rate interest	6.55%		77,908		190,603		526,134		1,278,134		—		2,072,779
Trade accounts payable and other payables	N/A		190,230		670,124		—		—		—		860,354
Liabilities for assets in lease	N/A		1,060		2,226		9,291		24,615		—		37,192
AMP	N/A		—		—		355,361		—		—		355,361
		Ps.	271,749	Ps.	3,070,378	Ps.	1,145,141	Ps.	14,238,229	Ps.	2,021,140	Ps.	20,746,637

Summary of Sensitivity Analysis of the Company Financial Assets and Liabilities

The following is a sensitivity analysis of the Company financial assets and liabilities denominated in USD, if the peso were to depreciate or appreciate by 10%, which is the amount management considers reasonably possible of occurring at year end:

	USD amounts on December 31, 2019		Peso amounts at exchange rate of Ps. 18.8452 on December 31, 2019		Peso amounts if exchange rate depreciated 10%		Peso amounts if exchange rate appreciated 10%
Thousands of U.S. dollars:
Financial assets:
Cash and cash equivalents	219,755	Ps.	4,141,336	Ps.	3,764,850	Ps.	4,555,469
Trade accounts receivable	19,910		375,204		341,095		412,725
	239,665		4,516,540		4,105,945		4,968,194
Financial liabilities:
Accounts payable	(39,105)		(736,948)		(669,953)		(810,643)
Bank loans	(235,447)		(4,437,043)		(4,033,675)		(4,880,747)
	(274,552)	Ps.	(5,173,991)	Ps.	(4,703,628)	Ps.	(5,691,390)
Net liability position	(34,887)	Ps.	(657,451)	Ps.	(597,683)	Ps.	(723,196)

Summary of Variable Interest Rates to the Company is Exposed had been 100 Basis Points (Higher) or Lower Than the Interest Rate

The Company has financial debt denominated in pesos and U.S. dollars, which accrues interest at a variable rate based on TIIE 28-days and LIBOR 28-days, respectively. If on the 2019 of year-end closing date the variable interest rates to which the Company is exposed had been 100 basis points (higher) or lower than the interest rate at year-end with the other variables remaining constant, the effect on net income and stockholders’ equity for the years ended December 31, 2017, 2018 and 2019 would have been as follows:

	2017		2018		2019
Effect in case of interest rate increase in 100 basis points
Variable rate long term debt	Ps.	(112,134)	Ps.	(121,747)	Ps.	(84,251)
Effect in case of interest rate decrease in 100 basis points
Variable rate long term debt	Ps.	112,134	Ps.	121,747	Ps.	84,251

Summary of Interest Rate Profile of Company Interest-bearing Financial Instruments

The interest rate profile of the Company interest-bearing financial instruments as of December 31, 2017, 2018 and 2019 is as follows:

	2017		2018		2019
Fixed-rate instruments
Financial assets	Ps.	-	Ps.	-	Ps.	-
Financial liabilities		(1,500,000)		(1,500,000)		(1,500,000)
Effect of interest rate swaps		(1,500,000)		(1,500,000)		(6,800,000)
	Ps.	(3,000,000)	Ps.	(3,000,000)	Ps.	(8,300,000)

Variable-rate instruments
Financial liabilities		(11,752,258)		(12,035,863)		(14,937,043)
Effect of interest rate swaps		1,500,000		1,500,000		6,800,000
	Ps.	(10,252,258)	Ps.	(10,535,863)	Ps.	(8,137,043)

Summary of Items Designated as Hedged Items

As of December 31, 2019, the amounts at the reporting date relating to items designated as hedged items were as follows:

Interest rate risk	Change in value used for calculating hedge ineffectiveness		Cash flow hedge reserve		Costs of hedging hedge reserve		Balances remaining in the cash flow hedge reserve from hedging relationships for which hedge accounting is no longer applied
Variable-rate instruments	Ps.	(247,981)	Ps.	(247,981)	Ps.	-	Ps.	-

Summary of Items Designated as Hedging Instruments and Hedge Ineffectiveness

The amounts relating to items designated as hedging instruments and hedge ineffectiveness as of December 31, 2019, were as follows:

Interest rate risk	Nominal amount		Carrying amount (Liabilities)		Line item in the statement of financial position where the hedging instrument is included	Changes in the value of the hedging instrument recognized in OCI		Amount reclassified from costs of hedging reserve to profit or loss		Line item in profit or loss affected by the reclassification
Interest rate swaps	Ps.	5,300,000	Ps.	(247,981)	Derivative financial instruments (liabilities)	Ps.	(247,981)	Ps.	(1,045)	Finance costs

Schedule of Reconciliation by Risk Category of Components of Equity and Analysis of OCI Items and Net of Tax

The following table provides a reconciliation by risk category of components of equity and analysis of OCI items and net of tax, resulting from cash flow hedge accounting:

	2019
Cash flow hedges		Hedge Reserve
Balance on 1 January 2019	Ps.	—
Changes in fair value		(247,981)
Amount reclassified to profit or loss		(1,045)
Changes in deferred tax asset		76,931
Balance at 31 December 2019	Ps.	(172,094)

Summary of Decrease in Interbank Interest Rates (Basis Points)	The fair value of these instruments is exposed to decreases in interbank interest rates, such exposure is included in the sensitivity table of derivative financial instruments.

Decrease in interbank interest rates (basis points)
		Likely		Possible		Stress
Type of derivative, value or contract	Hedge type	(25 bps)		(50 bps)		(100 bps)
Hedge accounting derivatives	Cash flow	Ps.	(49,175)	Ps.	(98,836)	Ps.	(198,158)
Total effect on fair value		Ps.	(49,175)	Ps.	(98,836)	Ps.	(198,158)

Summary of Ratio of the Shareholders' Equity to Total Liabilities

The following is the ratio of stockholders’ equity to total liabilities of the Company at the end of the reporting period:

	2017		2018		2019
Shareholders’ equity –controlling interest	Ps.	21,028,215	Ps.	20,708,985	Ps.	19,628,172
Total liabilities		17,440,763		17,778,352		20,908,361
Ratio of total Shareholders’ equity – controlling interest to liabilities		1.2		1.2		0.9